Subsequent Events (Details Narrative) (10K) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 29, 2017	Feb. 28, 2017	Jan. 06, 2017	Jan. 31, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2014	Dec. 31, 2013
Share based compensation expense						$ 69,648
Proceeds from related party debt					$ 110,000		$ 300,000	$ 710,000	$ 610,000
Debt instruments interest rate											8.00%	20.00%
Number of stock granted shares issued for share-based compensation									20,000
Number of additional purchase value, issued										$ 322
Number of options issued value							835,767
Employment Agreement [Member]
Share based compensation expense							$ 75,000	$ 75,000
Number of common stock shares issued value				$ 2,760,000
Number of common stock shares issued				5,411,765
Business consideration, amount				$ 100,000
Subsequent Event [Member]
Number of common stock shares issued value		$ 250,000
Number of common stock shares issued		312,500
Subsequent Event [Member] | Board of Directors [Member]
Number of common stock shares issued value	$ 1,650,000
Common stock issued price, per share	$ 0.80
Subsequent Event [Member] | Two Promissory Notes [Member] | Directors [Member]
Proceeds from related party debt			$ 300,000
Debt instruments interest rate			14.00%
Subsequent Event [Member] | Consulting Agreement [Member]
Number of stock compensation issued during period			$ 40,000
Number of stock compensation issued during period, shares			900,000
Share based compensation expense			$ 1,044,000
Number of shares issued for consultant services, shares			300,000
Subsequent Event [Member] | Employment Agreement [Member] | Dennis G. Forchic [Member]
Base compensation				$ 162,000
Number of stock granted shares issued for share-based compensation				5,411,765
Number of stock granted, value, share-based compensation				$ 2,760,000
Number of additional purchase shares, issued				784,314
Number of additional purchase value, issued				$ 400,000
Business consideration, amount				$ 100,000
Option to purchase, shares				3,000,000
Option to purchase price, per share				$ 0.60
Option to purchase vested, percent				33.30%
Number of options issued value				$ 822,713